DISAGGREGATED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DISAGGREGATED REVENUE

	For the years ended December 31,
	2023	2024
	HK$	HK$

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	-	330,000
Advisory and consultancy income – Point in time	-	4,977,675
	-	5,307,675
Commission and brokerage income – Point in time	106,663	648,415
Handling fee income – Point in time	3,716	8,149

Revenue from other sources
Administration fee income– Over time	58,747	10,267
Interest income from clients– Over time	1,158	4,455
	170,284	5,978,961

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DISAGGREGATED REVENUE

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	150,000	829,525
Advisory and consultancy income – Point in time	4,900,000	7,499,090
	5,050,000	8,328,615
Commission and brokerage income – Point in time*	145,786	82,507
Handling fee income – Point in time	2,935	4,461

Revenue from other sources
Administration fee income – Over time	7,212	449
Interest income from clients – Over time	2,152	2,610
	5,208,085	8,418,642

*	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.